Condensed Consolidated Balance Sheets (Audited) (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Common stock, par value per share (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in Shares)	100,000,000	100,000,000
Common stock, shares, issued (in Shares)	75,024,356	26,500,959
Common stock, shares, outstanding (in Shares)	75,024,356	26,500,959
Preferred Stock A
Preferred stock, par or stated value per share (in Dollars per share)	$ 0.001	$ 0.001
Preferred Stock, shares authorized (in Shares)	100,000	100,000
Preferred stock, shares issued (in Shares)	0	100,000
Preferred stock, shares outstanding (in Shares)	0	100,000
Preferred Stock B
Preferred stock, par or stated value per share (in Dollars per share)	$ 0.001	$ 0.001
Preferred Stock, shares authorized (in Shares)	20,000,000	20,000,000
Preferred stock, shares issued (in Shares)	3,943	593,742
Preferred stock, shares outstanding (in Shares)	3,943	593,742
Preferred Stock C
Preferred stock, par or stated value per share (in Dollars per share)	$ 0.001	$ 0.001
Preferred Stock, shares authorized (in Shares)	100,000	100,000
Preferred stock, shares issued (in Shares)	100,000	0
Preferred stock, shares outstanding (in Shares)	100,000	0